S000036767 [Member] Investment Risks - Baron Global Opportunity Fund	Dec. 31, 2025
Industry Concentration [Member]
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration. From time to time, market fluctuations in the value of the Fund’s investments, combined with the Fund’s non-diversified portfolio, may result in the Fund being concentrated in the securities of a single issuer or a small number of issuers, including in a particular industry. As a result, the Fund will be particularly exposed to the risks of that company or industry relative to the risk exposure of investment companies holding a diversified portfolio of securities or those that seek to maintain near-index weightings in their portfolio securities. Accordingly, in those cases, the Fund will be disproportionately exposed to the market conditions, interest rates, and economic, regulatory, or financial developments that significantly affect that company or industry. For example, due to the size of the Fund’s investment in SpaceX, which represents about 18% of its net assets as of the date of this prospectus, the Fund will be adversely impacted by developments affecting the aerospace & defense industries, as well as governmental environmental regulations. (Please see “Single or Related Issuers” in the “Principal Risks of Investing in the Fund” section.)

Growth Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
Growth Investing. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, because growth stocks tend to be sensitive to changes in their earnings and to increasing interest rates and inflation, they tend to be more volatile than other types of stocks. In response, from time to time, growth investing as an investment style may go out of favor with investors.

General Stock Market [Member]
Prospectus [Line Items]
Risk [Text Block]
General Stock Market. Fund losses may be incurred due to declines in one or more markets in which Fund investments are made. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). In addition, turbulence as has recently been experienced, caused, among other reasons, by increased inflation, tightening monetary policy and interest rate increases by the US Federal Reserve or similar international bodies, and changes in U.S. trade policy. Reduced liquidity in financial markets may continue to negatively affect many issuers, which could have an adverse effect on your Fund investment. Events involving limited liquidity, defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund’s investments. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market, such as Russia’s invasion of Ukraine in February 2022 and the world-wide response to it, have and may continue to adversely impact issuers and markets worldwide. Increasingly strained relations between countries, including between the U.S. and traditional allies and/or adversaries, could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. A fund’s securities may be negatively impacted by inflation (or expectations for inflation), interest rates, global demand for particular products/services or resources, supply chain disruptions, natural disasters, pandemics, epidemics, terrorism, war, military confrontations, changes in trade regulations, elevated levels of government debt, internal unrest and discord, economic sanctions, regulatory events and governmental or quasi-governmental actions, among others. Ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, including the joint U.S.-Israeli strikes on Iran in February 2026, present considerable market risks, the ultimate effects of which are not known but could profoundly affect global economies and markets. Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere.

Consumer Discretionary Sectors [Member]
Prospectus [Line Items]
Risk [Text Block]
Consumer Discretionary Sector. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, inflation, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.

Small and Mid Sized Companies [Member]
Prospectus [Line Items]
Risk [Text Block]
Small-and Mid-Sized Companies. The Adviser believes there is more potential for capital appreciation in small-and mid-sized companies, but there also may be more risk. Securities of small-and mid-sized companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small-and mid-sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small-and mid-sized companies rely more on the skills of management and on their continued tenure. Investing in small-and mid-sized companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Non U S Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-U.S. Securities. Investing in non-U.S. securities may involve additional risks to those inherent in investing in U.S. securities, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Developing Countries [Member]
Prospectus [Line Items]
Risk [Text Block]
Developing Countries. The Fund invests in developing countries, which include countries in the MSCI Emerging Markets (EM) Index, countries in the MSCI Frontier Markets (FM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM and FM Indexes. Investments in developing countries are subject to all of the risks of non-U.S. investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation. These risks are greater for countries in the FM Index.

Currency [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency. This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on the Fund’s holdings can be significant, unpredictable and long-lasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, because exchange rate movements are volatile, the Fund’s attempts at hedging could be unsuccessful, and it may not be possible to effectively hedge the currency risks of many developing countries.

Risks Associated with Investing in Chinese Companies through Variable Interest Entities [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks Associated with Investing in Chinese Companies through Variable Interest Entities. The Fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (“VIEs”). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. VIE investments are subject to the risk that any breach of these contractual arrangements will be subject to Chinese law and jurisdiction, that Chinese law may be interpreted or change in a way that affects the enforceability of the VIE’s arrangements, or that contracts between the Chinese company and the VIE may otherwise not be enforceable under Chinese law.

Risks of Emphasizing a Region Country Sector or Industry [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks of Emphasizing a Region, Country, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, country, sector or industry, changes affecting that region, country, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio. The economies and financial markets of certain regions — such as Latin America, Asia, and Europe and the Mediterranean region — can be interdependent and may all decline at the same time.

Information Technology Sectors [Member]
Prospectus [Line Items]
Risk [Text Block]
Information Technology Sector. Companies in the information technology sector are subject to rapid changes in technology product cycles; rapid product obsolescence; government regulation; and increased competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies and companies that rely heavily on technology tend to be more volatile than the overall market and also are heavily dependent on patent and intellectual property rights. In addition, information technology companies may have limited product lines, markets, financial resources or personnel.

Technology [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology. Technology companies, including internet-related and information technology companies, as well as companies propelled by new technologies, may present the risk of rapid change and product obsolescence, and their successes may be difficult to predict for the long term. Some technology companies may be newly formed and have limited operating history and experience. Technology companies may also be adversely affected by changes in governmental policies, competitive pressures and changing demand. The securities of these companies may also experience significant price movements caused by disproportionate investor optimism or pessimism, with little or no basis in the companies’ fundamentals or economic conditions.

Single or Related Issuers [Member]
Prospectus [Line Items]
Risk [Text Block]
Single or Related Issuers. Single or related issuers risk is the possibility that factors specific to an issuer or issuers to which the Fund is exposed will affect the market prices of such issuer’s securities. The performance of those issuers may have a greater effect on the Fund’s performance compared to a fund that has a greater diversity of investments in multiple issuers. Thus, a fund with concentrated investments in certain single issuers is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period. The Fund currently has a significant investment in Space Exploration Technologies Corp. (“SpaceX”). As a result, the net asset value of the Fund will be materially impacted by the price of the issuer’s stock. Before investing in the Fund, investors should carefully consider publicly available information about SpaceX. As long as the Fund maintains a substantial investment in this issuer, the Fund’s performance will be significantly affected by the performance of the stock and a decline in the price of SpaceX stock could materially and adversely affect your investment in the Fund.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund losses may be incurred due to declines in one or more markets in which Fund investments are made.